Subsequent Events	3 Months Ended	12 Months Ended
	May 31, 2021	Feb. 28, 2021
Subsequent Events [Abstract]
Subsequent Events
23.	Subsequent Events
As of June 8, 2021, the
5-day
VWAP of our Class A Common Stock exceeded $13.50 per share which was the triggering event for the Series
B-1
common stock to automatically convert into our Class A Common Stock on a one-to-one
basis and the Series 1 RCUs to vest and become Common Units of E2open Holdings. As such, 8,120,367 shares of Series
B-1
common stock converted into 8,120,367 Class A Common Stock and 4,379,557 Series 1 RCUs became 4,379,557 Common Units of E2open Holdings along with entitling the holders of the newly vested common units to 4,379,557 shares of Class V common stock.
On July 6, 2021, pursuant to Section 3.5 of the Business Combination Agreement, we issued additional Class A Common Stock and Common Units to various members of management as part of the post-closing adjustment of consideration required as part of the merger transaction.

26.	SUBSEQUENT EVENTS
On March 1, 2021, the Company’s board of directors granted 2,380,902 options to the Company’s executive officers with an exercise price of $9.77. On May 3, 2021, the Chief Executive Officer, pursuant to the authority delegated to him by the board of directors, granted an aggregate of 202,418 options to certain senior management with an exercise price of $10.86. All the options are performance based and are measured based on obtaining an organic growth target over a one-year
period with a quarter of the options vesting at the end of the performance period and the remaining options vesting equally over the following three years.
The Company initially filed a Form
S-1
on March 5, 2021 which was deemed effective on March 29, 2021. The
S-1
registered 215,045,300 shares of Class A Common Stock currently held by the selling holders in the Business Combination and 15,280,000 warrants to purchase Class A Common Stock. The 15,280,000 warrants represent the 10,280,000 private placement warrants and 5,000,000 forward purchase warrants.